[LETTERHEAD OF PAUL HASTINGS LLP]

(212) 318-6097

billbelitsky@paulhastings.com

September 18, 2015	92785.00002

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Eaton Vance Unit Trust – Series 1

Ladies and Gentlemen:

On behalf of Eaton Vance Distributors, Inc., Depositor of Eaton Vance Unit Trust – Series 1 (the “Trust”), transmitted herewith is a copy of the Registration Statement on Form S-6 for filing under the Securities Act of 1933.

This Trust is a unit investment trust with a three separate portfolios each consisting of shares of common stocks selected by the Depositor. The structure and operation of the Trust will be substantially similar to Invesco Unit Trusts, Series 1566 which was sponsored by Invesco Capital Markets, Inc. and was filed and became effective on August 3, 2015 (Registration No. 333-204673) and Morgan Stanley Global Investment Solutions - Uncommon Values Trust, 2015 Series & Uncommon Values Growth & Income Series, 2015 which was sponsored by Morgan Stanley Smith Barney LLC and was declared effective by the Commission on July 14, 2015 (Registration No.
 333-203989). This is the first unit investment trust that the Depositor proposes to sponsor.

Pursuant to the procedures described in Securities Act Release 33-6510, it would be greatly appreciated if the staff could review the enclosed material as soon as possible and provide comments in 30 days. Please note that we intend to file a Registration Statement on Form N-8B-2 for the Trust shortly.

Please telephone the undersigned at (212) 318-6097, or Gary D. Rawitz at (212) 318-6877, with any questions you may have or for any further information you may desire.

Sincerely,

/s/ Bill Belitsky

for PAUL HASTINGS LLP

Enclosures